Summary of Significant Accounting Policies - Summary of Disaggregation of Revenues by Revenue Source (Detail) - Groop Internet Platform Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 27,157	$ 11,120	$ 76,190	$ 38,178
Consumers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	18,564	9,759	61,586	35,438
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 8,593	$ 1,361	$ 14,604	$ 2,740